Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,734,000
Previously Paid Amount	0.00
Total Fee Amount	515.67
Total Offset Amount	0.00
Net Fee	515.67
Narrative - Max Aggregate Offering Price	$ 3,734,000
Final Prospectus	true